UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Corporate Bond Fund	April 30, 2017 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bond – 0.54%
Clearwire Communications 144A 8.25% exercise price
$7.08, maturity date 12/1/40 #	5,502,000	$5,686,317
Total Convertible Bond (cost $5,599,942)		5,686,317

Corporate Bonds – 94.25%
Banking – 23.78%
Ally Financial 8.00% 11/1/31	1,840,000	2,198,800
Banco Santander
3.50% 4/11/22	1,600,000	1,618,440
4.25% 4/11/27	4,400,000	4,459,426
Bank of America
2.881% 4/24/23 ●	1,995,000	1,994,617
3.705% 4/24/28 ●	4,415,000	4,430,073
4.183% 11/25/27	3,760,000	3,794,190
4.443% 1/20/48 ●	6,100,000	6,179,477
Bank of New York Mellon
3.442% 2/7/28 ●	7,060,000	7,210,187
4.625% 12/29/49 ●	5,430,000	5,362,125
Barclays
4.337% 1/10/28	2,285,000	2,340,937
4.95% 1/10/47	3,145,000	3,242,750
8.25% 12/29/49 ●	2,750,000	2,932,504
Citigroup 4.281% 4/24/48 ●	3,960,000	3,910,080
Citizens Financial Group 4.30% 12/3/25	6,955,000	7,253,585
Compass Bank 3.875% 4/10/25	7,970,000	7,858,181
Credit Suisse Group
144A 4.282% 1/9/28 #	2,145,000	2,183,020
144A 6.25% 12/29/49 #●	3,865,000	4,038,770
Credit Suisse Group Funding Guernsey 4.55% 4/17/26	11,330,000	11,911,535
Fifth Third Bank 3.85% 3/15/26	7,115,000	7,234,105
Goldman Sachs Group
3.85% 1/26/27	2,025,000	2,061,521
5.15% 5/22/45	5,730,000	6,075,422
6.00% 6/15/20	835,000	926,099
HSBC Holdings 4.375% 11/23/26	2,250,000	2,308,925
ING Groep
3.15% 3/29/22	1,310,000	1,329,218
3.95% 3/29/27	6,285,000	6,437,292
JPMorgan Chase & Co.
2.776% 4/25/23 ●	1,005,000	1,004,801
3.54% 5/1/28 ●	5,125,000	5,112,157
4.25% 10/1/27	4,565,000	4,732,047

NQ-460 [4/17] 6/17 (170371)     1

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
4.26% 2/22/48 ●	3,995,000	$4,053,103
6.75% 8/29/49 ●	4,000,000	4,517,000
KeyBank 3.40% 5/20/26	10,610,000	10,481,057
KeyCorp 5.00% 12/29/49 ●	2,185,000	2,190,463
Lloyds Banking Group
3.00% 1/11/22	3,105,000	3,128,691
7.50% 4/30/49 ●	1,145,000	1,236,600
Morgan Stanley
2.373% 5/8/24 ●	5,840,000	5,864,183
3.95% 4/23/27	1,705,000	1,715,627
4.375% 1/22/47	8,435,000	8,519,932
Nationwide Building Society 144A 4.00% 9/14/26 #	6,265,000	6,210,031
PNC Bank 2.625% 2/17/22	2,205,000	2,230,161
PNC Financial Services Group 5.00% 12/29/49 ●	4,560,000	4,616,681
Popular 7.00% 7/1/19	4,475,000	4,676,375
Royal Bank of Scotland Group
3.875% 9/12/23	5,195,000	5,211,572
8.625% 12/29/49 ●	4,550,000	4,923,100
Santander UK 144A 5.00% 11/7/23 #	3,220,000	3,393,729
Santander UK Group Holdings 3.571% 1/10/23	2,485,000	2,513,327
SunTrust Banks 5.05% 6/15/22 ●	7,040,000	7,082,346
SVB Financial Group 3.50% 1/29/25	655,000	645,411
Toronto-Dominion Bank 3.625% 9/15/31 ●	3,850,000	3,822,326
UBS 7.625% 8/17/22	7,555,000	8,839,350
UBS Group Funding Jersey
144A 2.65% 2/1/22 #	2,750,000	2,714,077
144A 3.00% 4/15/21 #	200,000	201,579
UBS Group Funding Switzerland 144A 4.253% 3/23/28 #	1,430,000	1,481,973
US Bancorp 3.15% 4/27/27	4,000,000	4,008,600
USB Capital IX 3.50% 10/29/49 ●	3,207,000	2,766,038
Wells Fargo & Co.
2.402% 10/31/23 ●	5,715,000	5,812,469
3.069% 1/24/23	2,370,000	2,399,078
4.75% 12/7/46	1,045,000	1,078,722
Wells Fargo Capital X 5.95% 12/15/36	5,645,000	6,124,825
Westpac Banking 4.322% 11/23/31 ●	3,470,000	3,567,216
Zions Bancorporation 4.50% 6/13/23	4,100,000	4,322,601
		250,488,527
Basic Industry – 5.86%
Barrick North America Finance 5.75% 5/1/43	2,720,000	3,193,321
BHP Billiton Finance USA 144A 6.25% 10/19/75 #●	9,455,000	10,296,495

2     NQ-460 [4/17] 6/17 (170371)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
CF Industries
144A 3.40% 12/1/21 #	1,415,000	$1,426,391
144A 4.50% 12/1/26 #	3,275,000	3,337,192
Dow Chemical 8.55% 5/15/19	6,930,000	7,830,664
Equate Petrochemical 144A 3.00% 3/3/22 #	2,840,000	2,829,776
Georgia-Pacific 8.00% 1/15/24	8,345,000	10,749,270
Glencore Funding 144A 4.00% 3/27/27 #	2,040,000	2,034,859
INVISTA Finance 144A 4.25% 10/15/19 #	4,580,000	4,728,850
LYB International Finance II 3.50% 3/2/27	1,710,000	1,693,822
Novelis 144A 6.25% 8/15/24 #	2,180,000	2,310,800
Steel Dynamics 144A 5.00% 12/15/26 #	975,000	999,375
Vale Overseas 6.25% 8/10/26	2,445,000	2,678,009
Westlake Chemical 5.00% 8/15/46	7,365,000	7,599,833
		61,708,657
Brokerage – 1.96%
Affiliated Managers Group 3.50% 8/1/25	4,135,000	4,081,398
E*TRADE Financial 5.875% 12/29/49 ●	4,565,000	4,759,013
Jefferies Group
5.125% 1/20/23	255,000	275,698
6.45% 6/8/27	5,627,000	6,449,386
6.50% 1/20/43	1,575,000	1,736,779
Lazard Group
3.625% 3/1/27	2,260,000	2,232,127
3.75% 2/13/25	1,075,000	1,078,285
		20,612,686
Capital Goods – 3.68%
Ardagh Packaging Finance 144A 4.625% 5/15/23 #	2,900,000	2,972,500
Crown Americas 144A 4.25% 9/30/26 #	1,296,000	1,273,320
Fortune Brands Home & Security 3.00% 6/15/20	2,865,000	2,906,462
LafargeHolcim Finance US 144A 4.75% 9/22/46 #	4,580,000	4,647,944
Rockwell Collins 3.20% 3/15/24	10,385,000	10,517,762
Siemens Financieringsmaatschappij 144A
3.125% 3/16/24 #	10,205,000	10,384,179
Standard Industries 144A 5.00% 2/15/27 #	2,585,000	2,617,313
United Technologies 3.75% 11/1/46	3,625,000	3,482,585
		38,802,065
Communications – 12.83%
American Tower 4.00% 6/1/25	9,130,000	9,398,139
American Tower Trust I 144A 3.07% 3/15/23 #	3,726,000	3,745,782
AT&T 5.25% 3/1/37	12,745,000	13,109,482
CCO Holdings
144A 5.50% 5/1/26 #	2,565,000	2,698,072

NQ-460 [4/17] 6/17 (170371)     3

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
CCO Holdings
144A 5.875% 4/1/24 #	335,000	$359,287
Charter Communications Operating 4.908% 7/23/25	4,690,000	5,037,642
Comcast 3.00% 2/1/24	5,065,000	5,118,051
Crown Castle International
4.00% 3/1/27	2,165,000	2,231,292
5.25% 1/15/23	4,295,000	4,759,259
Crown Castle Towers 144A 3.663% 5/15/25 #	7,035,000	7,153,047
CSC Holdings 144A 6.625% 10/15/25 #	2,125,000	2,329,531
Deutsche Telekom International Finance 144A
3.60% 1/19/27 #	10,000,000	10,101,340
Gray Television 144A 5.875% 7/15/26 #	2,645,000	2,744,188
Grupo Televisa 5.00% 5/13/45	4,770,000	4,516,180
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	2,130,000	2,112,278
Historic TW 6.875% 6/15/18	5,285,000	5,586,583
Nielsen Co. Luxembourg 144A 5.00% 2/1/25 #	1,875,000	1,882,031
Radiate Holdco 144A 6.625% 2/15/25 #	1,495,000	1,495,000
SBA Tower Trust
144A 2.24% 4/16/18 #	4,945,000	4,943,280
144A 2.898% 10/15/19 #	3,005,000	3,022,609
SFR Group 144A 6.25% 5/15/24 #	2,020,000	2,098,275
Sprint Spectrum 144A 3.36% 9/20/21 #	4,875,000	4,929,844
Telecom Italia 144A 5.303% 5/30/24 #	1,195,000	1,241,306
Telefonica Emisiones 5.213% 3/8/47	11,245,000	11,674,480
Time Warner Cable 7.30% 7/1/38	8,915,000	11,178,715
Time Warner Entertainment 8.375% 3/15/23	2,550,000	3,209,478
UPCB Finance IV 144A 5.375% 1/15/25 #	1,600,000	1,636,000
Verizon Communications 5.25% 3/16/37	2,940,000	3,057,685
WPP Finance 2010 5.625% 11/15/43	3,446,000	3,764,276
		135,133,132
Consumer Cyclical – 3.49%
Boyd Gaming 6.375% 4/1/26	2,100,000	2,268,000
Dollar General 3.875% 4/15/27	6,705,000	6,799,668
Ford Motor Credit 3.096% 5/4/23	5,335,000	5,257,434
General Motors Financial 5.25% 3/1/26	8,355,000	9,023,968
Lowe’s
3.10% 5/3/27	4,270,000	4,274,928
4.05% 5/3/47	4,010,000	3,996,723
ServiceMaster 144A 5.125% 11/15/24 #	2,795,000	2,892,825
Wyndham Worldwide 4.15% 4/1/24	2,255,000	2,302,790
		36,816,336

4     NQ-460 [4/17] 6/17 (170371)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical – 3.62%
Albertsons 144A 5.75% 3/15/25 #	2,840,000	$2,769,000
Altria Group 3.875% 9/16/46	4,920,000	4,622,768
Biogen 5.20% 9/15/45	5,330,000	5,803,602
Change Healthcare Holdings 144A 5.75% 3/1/25 #	2,615,000	2,693,450
HealthSouth 5.75% 11/1/24	2,405,000	2,462,119
Heineken 144A 3.50% 1/29/28 #	4,580,000	4,639,677
Molson Coors Brewing 3.00% 7/15/26	5,480,000	5,255,890
Mylan 3.95% 6/15/26	7,740,000	7,669,922
Universal Health Services 144A 4.75% 8/1/22 #	2,170,000	2,241,957
		38,158,385
Electric – 8.56%
Ameren Illinois 9.75% 11/15/18	6,971,000	7,799,434
Cleveland Electric Illuminating 5.50% 8/15/24	3,360,000	3,861,477
ComEd Financing III 6.35% 3/15/33	6,500,000	6,814,672
DTE Energy 3.80% 3/15/27	6,950,000	7,115,563
Emera 6.75% 6/15/76 ●	5,975,000	6,609,844
Enel 144A 8.75% 9/24/73 #●	4,125,000	4,836,563
Entergy 4.00% 7/15/22	1,620,000	1,714,407
Exelon 3.497% 6/1/22	3,565,000	3,643,059
Fortis 144A 3.055% 10/4/26 #	7,335,000	6,958,296
Great Plains Energy 3.90% 4/1/27	11,000,000	11,150,700
National Rural Utilities Cooperative Finance
5.25% 4/20/46 ●	3,235,000	3,376,107
NextEra Energy Capital Holdings 3.55% 5/1/27	8,110,000	8,152,699
NV Energy 6.25% 11/15/20	4,475,000	5,030,262
Oklahoma Gas & Electric 4.15% 4/1/47	2,515,000	2,554,025
Pennsylvania Electric 5.20% 4/1/20	8,131,000	8,657,661
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	1,880,000	1,940,500
		90,215,269
Energy – 9.96%
AmeriGas Partners 5.75% 5/20/27	1,626,000	1,638,195
Anadarko Petroleum
5.55% 3/15/26	3,140,000	3,520,609
6.60% 3/15/46	6,610,000	8,157,077
BP Capital Markets 3.216% 11/28/23	10,820,000	10,984,183
Cimarex Energy 3.90% 5/15/27	2,575,000	2,608,980
ConocoPhillips 5.95% 3/15/46	1,970,000	2,492,554
Enbridge
4.25% 12/1/26	1,955,000	2,042,512
5.50% 12/1/46	1,495,000	1,648,478
Energy Transfer 6.125% 12/15/45	5,555,000	6,055,689
Kinder Morgan Energy Partners 9.00% 2/1/19	3,600,000	4,014,299

NQ-460 [4/17] 6/17 (170371)     5

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Marathon Petroleum 6.50% 3/1/41	1,455,000	$1,649,248
MPLX
4.875% 12/1/24	7,825,000	8,380,027
4.875% 6/1/25	1,910,000	2,034,767
Newfield Exploration 5.75% 1/30/22	1,085,000	1,158,238
Noble Energy
4.15% 12/15/21	3,440,000	3,639,630
5.05% 11/15/44	2,040,000	2,114,128
5.625% 5/1/21	1,520,000	1,563,188
NuStar Logistics 5.625% 4/28/27	1,925,000	1,988,236
Petroleos Mexicanos
144A 5.375% 3/13/22 #	1,595,000	1,678,738
6.75% 9/21/47	945,000	966,168
Regency Energy Partners 5.00% 10/1/22	3,920,000	4,185,176
Sabine Pass Liquefaction
144A 5.00% 3/15/27 #	1,075,000	1,136,753
5.625% 4/15/23	6,970,000	7,696,169
5.75% 5/15/24	2,165,000	2,396,514
Shell International Finance
4.00% 5/10/46	3,955,000	3,850,517
4.375% 5/11/45	1,205,000	1,239,940
Transcanada Trust
5.30% 3/15/77 ●	1,760,000	1,774,300
5.875% 8/15/76 ●	2,245,000	2,418,988
Western Gas Partners 5.45% 4/1/44	1,155,000	1,206,117
Woodside Finance
144A 3.65% 3/5/25 #	2,055,000	2,037,107
144A 8.75% 3/1/19 #	7,800,000	8,695,424
		104,971,949
Finance Companies – 4.50%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #●	6,245,000	6,588,475
AerCap Ireland Capital
3.95% 2/1/22	4,840,000	5,017,594
4.625% 10/30/20	3,680,000	3,910,453
Air Lease
3.00% 9/15/23	4,000,000	3,938,380
3.625% 4/1/27	2,895,000	2,878,884
Aviation Capital Group 144A 2.875% 1/20/22 #	8,285,000	8,259,192
Depository Trust & Clearing 144A 4.875% 12/29/49 #●	6,000,000	6,180,000
International Lease Finance 8.625% 1/15/22	2,500,000	3,073,643
Park Aerospace Holdings 144A 5.25% 8/15/22 #	1,875,000	1,987,500
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	2,730,000	2,772,948

6     NQ-460 [4/17] 6/17 (170371)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
SMBC Aviation Capital Finance 144A 2.65% 7/15/21 #	2,800,000	$2,748,469
		47,355,538
Insurance – 2.90%
Manulife Financial 4.061% 2/24/32 ●	4,330,000	4,400,830
MetLife
5.25% 12/29/49 ●	4,200,000	4,372,200
144A 9.25% 4/8/38 #	2,160,000	3,113,100
Progressive 4.125% 4/15/47	4,180,000	4,274,109
Prudential Financial 5.375% 5/15/45 ●	3,370,000	3,563,775
TIAA Asset Management Finance 144A 4.125% 11/1/24 #	6,450,000	6,658,612
XLIT
3.616% 12/29/49 ●	2,042,000	1,740,805
4.45% 3/31/25	2,380,000	2,448,956
		30,572,387
Real Estate Investment Trusts – 3.90%
Corporate Office Properties 5.25% 2/15/24	5,730,000	6,088,497
CyrusOne 144A 5.00% 3/15/24 #	1,850,000	1,905,500
Education Realty Operating Partnership 4.60% 12/1/24	4,170,000	4,249,597
ESH Hospitality 144A 5.25% 5/1/25 #	3,070,000	3,116,050
Hospitality Properties Trust 4.50% 6/15/23	2,450,000	2,564,003
Host Hotels & Resorts 3.75% 10/15/23	8,645,000	8,791,403
LifeStorage 3.50% 7/1/26	2,745,000	2,645,560
Physicians Realty 4.30% 3/15/27	1,590,000	1,593,986
Realty Income 4.125% 10/15/26	2,955,000	3,069,039
Regency Centers 3.60% 2/1/27	1,785,000	1,790,853
Trust F/1401 144A 5.25% 1/30/26 #	2,030,000	2,065,525
WP Carey 4.60% 4/1/24	3,120,000	3,258,553
		41,138,566
Technology – 5.62%
Apple 3.45% 2/9/45	2,745,000	2,504,511
Applied Materials 4.35% 4/1/47	4,625,000	4,766,169
Broadcom
144A 3.00% 1/15/22 #	3,565,000	3,597,559
144A 3.625% 1/15/24 #	6,285,000	6,376,095
CDK Global 5.00% 10/15/24	3,160,000	3,239,000
Dell International
144A 6.02% 6/15/26 #	2,430,000	2,681,289
144A 8.10% 7/15/36 #	2,180,000	2,742,726
DXC Technology
144A 4.25% 4/15/24 #	1,390,000	1,426,129
144A 4.75% 4/15/27 #	2,615,000	2,705,965
First Data 144A 7.00% 12/1/23 #	3,160,000	3,396,052

NQ-460 [4/17] 6/17 (170371)     7

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Microsoft
3.70% 8/8/46	1,090,000	$1,041,878
4.25% 2/6/47	10,435,000	10,853,965
MSCI 144A 4.75% 8/1/26 #	2,830,000	2,914,900
National Semiconductor 6.60% 6/15/17	6,644,000	6,685,924
NXP
144A 4.125% 6/1/21 #	1,200,000	1,258,500
144A 4.625% 6/1/23 #	2,765,000	2,982,744
		59,173,406
Transportation – 3.59%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #⧫	2,419,868	2,434,992
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ⧫	1,737,106	1,766,775
American Airlines 2015-1 Class A Pass Through Trust
3.375% 5/1/27 ⧫	3,033,925	2,998,216
American Airlines 2015-2 Class AA Pass Through Trust
3.60% 9/22/27 ⧫	1,348,018	1,366,553
American Airlines 2016-1 Class AA Pass Through Trust
3.575% 1/15/28 ⧫	628,687	639,689
CSX 3.25% 6/1/27	2,630,000	2,632,409
Penske Truck Leasing
144A 3.30% 4/1/21 #	4,400,000	4,485,369
144A 3.40% 11/15/26 #	2,905,000	2,822,242
144A 4.20% 4/1/27 #	2,555,000	2,625,071
Transurban Finance 144A 3.375% 3/22/27 #	1,675,000	1,637,175
TTX 144A 4.20% 7/1/46 #	5,365,000	5,280,737
Union Pacific 3.00% 4/15/27	3,750,000	3,759,349
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ⧫	1,384,872	1,431,611
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ⧫	3,550,062	3,638,813
United Airlines 2016-1 Class AA Pass Through Trust
3.10% 7/7/28 ⧫	275,000	271,906
		37,790,907
Total Corporate Bonds (cost $979,559,388)		992,937,810

Municipal Bonds – 0.83%
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	935,000	1,144,571

8     NQ-460 [4/17] 6/17 (170371)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Los Angeles, California Department of Water & Power
Revenue (Taxable Build America Bond)
Series D 6.574% 7/1/45	5,365,000	$7,564,113
Total Municipal Bonds (cost $6,554,506)		8,708,684

Loan Agreements – 0.40%«
Gardner Denver 1st Lien 4.568% 7/30/20	2,077,479	2,079,752
KIK Custom Products Tranche B 1st Lien 5.653% 8/26/22	2,132,197	2,158,517
Total Loan Agreements (cost $4,131,265)		4,238,269

	Number of shares
Preferred Stock – 1.60%
Bank of America 6.50% ●	2,610,000	2,903,625
DTE Energy 5.25%	105,000	2,642,850
General Electric 5.00% ●	9,227,000	9,743,712
GMAC Capital Trust I 6.824% ●	50,000	1,273,000
USB Realty 144A 2.305% #●	400,000	343,000
Total Preferred Stock (cost $15,766,357)		16,906,187

	Number of
	contracts
Options Purchased – 0.00%
Futures Put Option – 0.00%
E-mini S&P 500 Index exercise price $2,315, expiration
date 6/16/17 (HSBC)	60	43,500
Total Options Purchased (cost $112,463)		43,500

	Principal amount°
Short-Term Investments – 2.51%
Repurchase Agreements – 2.51%
Bank of America Merrill Lynch
0.72%, dated 4/28/17, to be repurchased on 5/1/17,
repurchase price $6,529,398 (collateralized by US
government obligations 3.75% 11/15/43;
market value $6,659,587)	6,529,006	6,529,006
Bank of Montreal
0.68%, dated 4/28/17, to be repurchased on 5/1/17,
repurchase price $10,882,294 (collateralized by US
government obligations 0.00%–3.75%
10/31/17–5/15/45; market value $11,099,314)	10,881,677	10,881,677

NQ-460 [4/17] 6/17 (170371)     9

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.80%, dated 4/28/17, to be repurchased on 5/1/17,
repurchase price $9,034,919 (collateralized by US
government obligations 0.00%–1.875%
8/15/17–2/15/45; market value $9,215,003)	9,034,317	$9,034,317
Total Short-Term Investments (cost $26,445,000)		26,445,000

Total Value of Securities – 100.13%
(cost $1,038,168,921)		1,054,965,767
Liabilities Net of Receivables and Other Assets – (0.13%)★		(1,407,763)
Net Assets Applicable to 181,469,182 Shares Outstanding – 100.00%		$1,053,558,004

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2017, the aggregate value of Rule 144A securities was $265,886,566, which represents 25.24% of the Fund’s net assets.

⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★	Includes $194,000 cash collateral held for futures contracts as of April 30, 2017.
«

Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more US banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at April 30, 2017.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
●	Variable rate security. Each rate shown is as of April 30, 2017. Interest rates reset periodically.

The following futures contracts were outstanding at April 30, 2017:

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(134)	US Treasury 10 yr Notes	$(16,818,715)	$(16,846,312)	6/22/17	$(27,597)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

10     NQ-460 [4/17] 6/17 (170371)

(Unaudited)

Summary of abbreviations:
HSBC – Hong Kong Shanghai Bank
S&P – Standard & Poor’s Financial Services LLC
yr – Year

NQ-460 [4/17] 6/17 (170371)     11

Notes
Delaware Corporate Bond Fund	April 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Income Funds (Trust) – Delaware Corporate Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/ counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At April 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$1,038,168,921
Aggregate unrealized appreciation of investments	$25,444,298
Aggregate unrealized depreciation of investments	(8,647,452)
Net unrealized appreciation of investments	$16,796,846

12     NQ-460 [4/17] 6/17 (170371)

(Unaudited)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2017:

Securities	Level 1	Level 2	Total
Assets:
Corporate Debt	$—	$998,624,127	$998,624,127
Municipal Bonds	—	8,708,684	8,708,684
Loan Agreements	—	4,238,269	4,238,269
Preferred Stock[1]	2,642,850	14,263,337	16,906,187
Options Purchased	43,500	—	43,500
Short-Term Investments	—	26,445,000	26,445,000
Total Value of Securities	$2,686,350	$1,052,279,417	$1,054,965,767

Derivatives:
Futures Contracts	$(27,597)	$—	$(27,597)

NQ-460 [4/17] 6/17 (170371)     13

(Unaudited)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type:

	Level 1	Level 2	Total
Preferred Stock	15.63%	84.37%	100.00%

During the period ended April 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended April 30, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

14     NQ-460 [4/17] 6/17 (170371)

Schedule of investments
Delaware Extended Duration Bond Fund	April 30, 2017 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 88.86%
Banking – 15.27%
Ally Financial 8.00% 11/1/31	595,000	$711,025
Bank of America
3.705% 4/24/28 ●	150,000	150,512
4.183% 11/25/27	110,000	111,000
4.443% 1/20/48 ●	10,860,000	11,001,495
Bank of New York Mellon 4.625% 12/29/49 ●	3,275,000	3,234,064
Barclays 4.95% 1/10/47	7,085,000	7,305,209
Citigroup 4.281% 4/24/48 ●	5,300,000	5,233,188
Credit Suisse Group
144A 4.282% 1/9/28 #	2,225,000	2,264,438
144A 6.25% 12/29/49 #●	2,272,000	2,374,149
Credit Suisse Group Funding Guernsey 4.875% 5/15/45	7,065,000	7,411,284
Fifth Third Bank 3.85% 3/15/26	5,000,000	5,083,700
Goldman Sachs Group 5.15% 5/22/45	7,740,000	8,206,590
JPMorgan Chase & Co. 4.26% 2/22/48 ●	9,805,000	9,947,604
KeyBank 6.95% 2/1/28	2,467,000	3,107,520
KeyCorp 5.00% 12/29/49 ●	1,305,000	1,308,263
Morgan Stanley
3.95% 4/23/27	1,450,000	1,459,038
4.375% 1/22/47	8,700,000	8,787,600
PNC Financial Services Group 5.00% 12/29/49 ●	2,705,000	2,738,623
Toronto-Dominion Bank 3.625% 9/15/31 ●	2,580,000	2,561,455
UBS 7.625% 8/17/22	4,020,000	4,703,400
US Bancorp 5.125% 12/29/49 ●	2,805,000	2,974,142
USB Capital IX 3.50% 10/29/49 ●	810,000	698,625
Wells Fargo & Co. 4.75% 12/7/46	3,250,000	3,354,878
Wells Fargo Capital X 5.95% 12/15/36	3,245,000	3,520,825
Westpac Banking 4.322% 11/23/31 ●	2,060,000	2,117,713
		100,366,340
Basic Industry – 3.62%
Barrick North America Finance 5.75% 5/1/43	5,045,000	5,922,906
Georgia-Pacific 8.00% 1/15/24	3,280,000	4,224,998
International Paper 4.40% 8/15/47	5,266,000	5,172,866
LYB International Finance 4.875% 3/15/44	2,525,000	2,623,611
Westlake Chemical 5.00% 8/15/46	5,680,000	5,861,107
		23,805,488
Brokerage – 2.01%
Jefferies Group
6.45% 6/8/27	2,640,000	3,025,836
6.50% 1/20/43	1,985,000	2,188,893
Lazard Group
3.625% 3/1/27	2,265,000	2,237,066

NQ-464 [4/17] 6/17 (170987)     1

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
Lazard Group
3.75% 2/13/25	655,000	$657,002
Legg Mason 5.625% 1/15/44	5,000,000	5,152,025
		13,260,822
Capital Goods – 6.76%
Airbus 144A 3.95% 4/10/47 #	8,310,000	8,331,124
LafargeHolcim Finance US 144A 4.75% 9/22/46 #	5,105,000	5,180,733
Rockwell Collins 4.35% 4/15/47	8,115,000	8,252,525
Siemens Financieringsmaatschappij 144A
4.20% 3/16/47 #	9,655,000	9,958,630
United Technologies 3.75% 11/1/46	6,900,000	6,628,920
Valmont Industries 5.00% 10/1/44	6,255,000	6,081,186
		44,433,118
Communications – 8.03%
American Tower 4.40% 2/15/26	7,125,000	7,496,334
AT&T 5.25% 3/1/37	8,025,000	8,254,499
Charter Communications Operating 4.908% 7/23/25	4,310,000	4,629,474
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	1,976,757
Grupo Televisa 5.00% 5/13/45	3,785,000	3,583,593
Telefonica Emisiones 5.213% 3/8/47	8,160,000	8,471,655
Time Warner Cable 7.30% 7/1/38	7,160,000	8,978,082
Verizon Communications 5.25% 3/16/37	5,270,000	5,480,953
WPP Finance 2010 5.625% 11/15/43	3,605,000	3,937,961
		52,809,308
Consumer Cyclical – 4.02%
Ford Motor 5.291% 12/8/46	2,500,000	2,538,735
General Motors 6.75% 4/1/46	5,565,000	6,538,519
Lowe’s 4.05% 5/3/47	8,775,000	8,745,946
Marriott International 4.50% 10/1/34	4,610,000	4,754,450
Mastercard 3.80% 11/21/46	3,845,000	3,858,830
		26,436,480
Consumer Non-Cyclical – 12.07%
Abbott Laboratories 4.90% 11/30/46	3,020,000	3,171,556
Altria Group 3.875% 9/16/46	8,540,000	8,024,073
Amgen 4.40% 5/1/45	4,850,000	4,808,940
Anheuser-Busch InBev Finance 4.90% 2/1/46	8,910,000	9,770,751
Baxalta 5.25% 6/23/45	4,130,000	4,591,837
Biogen 5.20% 9/15/45	6,845,000	7,453,219
Celgene
4.625% 5/15/44	2,000,000	2,025,616
5.25% 8/15/43	4,315,000	4,680,342
Gilead Sciences 4.15% 3/1/47	1,515,000	1,433,176

2     NQ-464 [4/17] 6/17 (170987)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Hasbro 5.10% 5/15/44	1,375,000	$1,417,992
Heineken 144A 4.35% 3/29/47 #	7,940,000	8,116,744
Kellogg 4.50% 4/1/46	2,865,000	2,870,217
Kroger 4.45% 2/1/47	3,475,000	3,453,761
Molson Coors Brewing 4.20% 7/15/46	3,165,000	3,018,144
Mylan 5.25% 6/15/46	4,970,000	5,121,297
Pernod Ricard 144A 5.50% 1/15/42 #	5,215,000	6,073,295
Thermo Fisher Scientific 5.30% 2/1/44	1,865,000	2,127,710
Zoetis 4.70% 2/1/43	1,135,000	1,179,815
		79,338,485
Electric – 11.18%
American Transmission Systems 144A 5.00% 9/1/44 #	5,110,000	5,607,183
Appalachian Power 4.40% 5/15/44	6,950,000	7,188,336
Berkshire Hathaway Energy 4.50% 2/1/45	6,950,000	7,358,069
Black Hills 4.20% 9/15/46	4,850,000	4,640,354
ComEd Financing III 6.35% 3/15/33	4,400,000	4,613,008
Duke Energy 3.75% 9/1/46	3,420,000	3,145,593
Duke Energy Ohio 3.70% 6/15/46	1,000,000	959,023
Emera 6.75% 6/15/76 ●	3,450,000	3,816,564
Emera US Finance 4.75% 6/15/46	3,760,000	3,827,597
Enel Finance International 144A 6.00% 10/7/39 #	4,800,000	5,548,459
Entergy Arkansas 4.95% 12/15/44	2,765,000	2,834,896
Entergy Louisiana 4.95% 1/15/45	125,000	129,226
Fortis 144A 3.055% 10/4/26 #	6,875,000	6,521,921
Great Plains Energy 4.85% 4/1/47	2,525,000	2,574,929
Indianapolis Power & Light 144A 4.05% 5/1/46 #	5,110,000	4,933,710
National Rural Utilities Cooperative Finance 5.25% 4/20/46 ●	935,000	975,784
Oklahoma Gas & Electric 4.15% 4/1/47	1,575,000	1,599,439
Puget Sound Energy 4.434% 11/15/41	4,870,000	5,059,087
Tampa Electric 4.20% 5/15/45	2,175,000	2,143,821
		73,476,999
Energy – 9.78%
Anadarko Petroleum 6.60% 3/15/46	5,985,000	7,385,795
BP Capital Markets 3.723% 11/28/28	7,980,000	8,219,033
ConocoPhillips 5.95% 3/15/46	735,000	929,963
Enbridge 5.50% 12/1/46	4,370,000	4,818,629
Energy Transfer 6.125% 12/15/45	7,530,000	8,208,701
Eni 144A 5.70% 10/1/40 #	3,450,000	3,520,984
Marathon Petroleum 6.50% 3/1/41	905,000	1,025,821
MPLX 5.20% 3/1/47	5,460,000	5,610,958

NQ-464 [4/17] 6/17 (170987)     3

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Noble Energy
5.05% 11/15/44	3,170,000	$3,285,188
5.25% 11/15/43	1,465,000	1,538,136
Petroleos Mexicanos 6.75% 9/21/47	1,595,000	1,630,728
Plains All American Pipeline 4.90% 2/15/45	1,660,000	1,604,076
Sabine Pass Liquefaction 144A 5.00% 3/15/27 #	945,000	999,286
Shell International Finance
4.00% 5/10/46	6,860,000	6,678,773
4.375% 5/11/45	1,010,000	1,039,286
Spectra Energy Partners 4.50% 3/15/45	3,755,000	3,640,484
Transcanada Trust
5.30% 3/15/77 ●	1,120,000	1,129,100
5.875% 8/15/76 ●	1,400,000	1,508,500
Western Gas Partners 5.45% 4/1/44	740,000	772,750
Woodside Finance 144A 3.70% 9/15/26 #	740,000	731,053
		64,277,244
Finance Companies – 0.95%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #●	3,020,000	3,186,100
Depository Trust & Clearing 144A 4.875% 12/29/49 #●	3,000,000	3,090,000
		6,276,100
Insurance – 7.35%
Alleghany 4.90% 9/15/44	3,525,000	3,610,922
Allstate 4.20% 12/15/46	9,115,000	9,391,440
Berkshire Hathaway Finance 4.30% 5/15/43	1,800,000	1,878,102
Manulife Financial 4.061% 2/24/32 ●	5,025,000	5,107,199
MetLife 4.60% 5/13/46	5,475,000	5,896,197
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	3,200,000	3,396,637
Progressive 4.125% 4/15/47	8,115,000	8,297,701
Trinity Acquisition 6.125% 8/15/43	4,570,000	4,985,440
XLIT
3.616% 12/29/49 ●	1,260,000	1,074,150
5.50% 3/31/45	4,590,000	4,670,435
		48,308,223
Natural Gas – 1.29%
Piedmont Natural Gas 3.64% 11/1/46	6,300,000	5,758,024
Southwest Gas 3.80% 9/29/46	2,850,000	2,710,706
		8,468,730
Real Estate Investment Trusts – 0.16%
DDR 4.25% 2/1/26	1,045,000	1,045,629
		1,045,629

4     NQ-464 [4/17] 6/17 (170987)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology – 4.96%
Apple
3.45% 2/9/45	1,705,000	$1,555,625
4.25% 2/9/47	2,445,000	2,518,966
4.65% 2/23/46	3,890,000	4,244,258
Applied Materials 4.35% 4/1/47	7,920,000	8,161,742
Broadcom 144A 3.875% 1/15/27 #	3,240,000	3,294,947
Dell International 144A 8.10% 7/15/36 #	1,880,000	2,365,286
Microsoft
3.70% 8/8/46	685,000	654,758
4.25% 2/6/47	9,415,000	9,793,012
		32,588,594
Transportation – 1.41%
Penske Truck Leasing 144A 3.40% 11/15/26 #	6,440,000	6,256,537
TTX 144A 4.20% 7/1/46 #	3,070,000	3,021,783
		9,278,320
Total Corporate Bonds (cost $573,781,952)		584,169,880

Municipal Bonds – 2.97%
Chicago, Illinois O’Hare International Airport Revenue
(Taxable Build America Bond) Series B 6.395% 1/1/40	3,800,000	5,053,696
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	560,000	685,518
Long Island, New York Power Authority Electric System
Revenue
(Taxable Build America Bond) Series B 5.85% 5/1/41	3,600,000	4,311,324
Los Angeles, California Department of Water & Power
Revenue
(Taxable Build America Bond) Series D 6.574% 7/1/45	2,225,000	3,137,028
Metropolitan Transportation Authority, New York Revenue
(Taxable Build America Bond) Series A2 6.089%
11/15/40	3,205,000	4,092,432
Oregon Department of Transportation Highway User Tax
Revenue
(Taxable Build America Bond-Subordinate Lien) Series A
5.834% 11/15/34	1,605,000	2,040,918
Texas Water Development Board
Series A 5.00% 10/15/45	200,000	227,618
Total Municipal Bonds (cost $15,401,345)		19,548,534

US Treasury Obligations – 6.37%
US Treasury Bond
2.875% 11/15/46	20,475,000	20,124,693

NQ-464 [4/17] 6/17 (170987)     5

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Notes
0.625% 5/31/17	18,670,000	$18,668,880
2.25% 2/15/27	3,055,000	3,046,348
Total US Treasury Obligations (cost $42,069,592)		41,839,921

	Number of shares
Preferred Stock – 1.42%
DTE Energy 5.25%	60,000	1,510,200
General Electric 5.00% ●	4,814,000	5,083,584
Morgan Stanley 5.55% ●	2,280,000	2,389,725
USB Realty 144A 2.305% #●	400,000	343,000
Total Preferred Stock (cost $8,893,265)		9,326,509

	Principal amount°
Short-Term Investments – 4.60%
Discount Notes – 0.91%≠
Federal Home Loan Bank
0.509% 5/26/17	1,002,124	1,001,616
0.689% 5/19/17	4,983,152	4,981,333
		5,982,949
Repurchase Agreements – 3.69%
Bank of America Merrill Lynch
0.72%, dated 4/28/17, to be repurchased on 5/1/17,
repurchase price $5,985,961 (collateralized by US
government obligations 3.75% 11/15/43;
market value $6,105,314)	5,985,602	5,985,602
Bank of Montreal
0.68%, dated 4/28/17, to be repurchased on 5/1/17,
repurchase price $9,976,568 (collateralized by US
government obligations 0.00%–3.75%
10/31/17–5/15/45; market value $10,175,526)	9,976,002	9,976,002
BNP Paribas
0.80%, dated 4/28/17, to be repurchased on 5/1/17,
repurchase price $8,282,948 (collateralized by US
government obligations 0.00%–1.875%
8/15/17–2/15/45; market value $8,448,044)	8,282,396	8,282,396
		24,244,000
Total Short-Term Investments (cost $30,226,987)		30,226,949

Total Value of Securities – 104.22%
(cost $670,373,141)		685,111,793
Liabilities Net of Receivables and Other Assets – (4.22%)★		(27,732,864)
Net Assets Applicable to 102,709,083 Shares Outstanding – 100.00%		$657,378,929

6     NQ-464 [4/17] 6/17 (170987)

(Unaudited)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2017, the aggregate value of Rule 144A securities was $95,115,999, which represents 14.47% of the Fund’s net assets.
★	Includes $67,000 cash collateral held for futures contracts as of April 30, 2017.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
●	Variable rate security. Each rate shown is as of April 30, 2017. Interest rates reset periodically.

The following futures contracts were outstanding at April 30, 2017:

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
46	US Treasury 10 yr Notes	$5,713,474	$5,783,062	6/22/17	$69,588

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

yr – Year

NQ-464 [4/17] 6/17 (170987)     7

Notes
Delaware Extended Duration Bond Fund	April 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Income Funds (Trust) - Delaware Extended Duration Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At April 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2017, the cost and unrealized appreciation (depreciation) of Investments for the Fund were as follows:

Cost of investments	$670,373,141
Aggregate unrealized appreciation of investments	$20,602,637
Aggregate unrealized depreciation of investments	(5,863,985)
Net unrealized appreciation of investments	$14,738,652

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

8     NQ-464 [4/17] 6/17 (170987)

(Unaudited)

Level 2 –	Other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2017:

Securities	Level 1	Level 2	Total
Assets:
Corporate Debt	$—	$584,169,880	$584,169,880
Municipal Bonds	—	19,548,534	19,548,534
Preferred Stock[1]	1,510,200	7,816,309	9,326,509
US Treasury Obligations	—	41,839,921	41,839,921
Short-Term Investments	—	30,226,949	30,226,949
Total Value of Securities	$1,510,200	$683,601,593	$685,111,793

Derivatives:
Futures Contracts	$69,588	$—	$69,588

NQ-464 [4/17] 6/17 (170987)     9

(Unaudited)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type:

	Level 1	Level 2	Total
Preferred Stock	16.19%	83.81%	100.00%

During the period ended April 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At April 30, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10     NQ-464 [4/17] 6/17 (170987)

Schedule of investments
Delaware High-Yield Opportunities Fund	April 30, 2017 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 91.55%
Automotive – 0.44%
American Tire Distributors 144A 10.25% 3/1/22 #	1,255,000	$1,294,218
		1,294,218
Banking – 3.85%
Ally Financial 5.75% 11/20/25	2,120,000	2,178,300
Credit Suisse Group 144A 6.25% 12/29/49 #●	1,380,000	1,442,045
Lloyds Banking Group 7.50% 4/30/49 ●	1,385,000	1,495,800
Popular 7.00% 7/1/19	2,238,000	2,338,710
Royal Bank of Scotland Group 8.625% 12/29/49 ●	2,090,000	2,261,380
UBS Group 6.875% 12/29/49 ●	1,425,000	1,505,983
		11,222,218
Basic Industry – 13.81%
BMC East 144A 5.50% 10/1/24 #	1,015,000	1,059,406
Boise Cascade 144A 5.625% 9/1/24 #	1,705,000	1,760,413
Builders FirstSource
144A 5.625% 9/1/24 #	855,000	890,269
144A 10.75% 8/15/23 #	1,340,000	1,571,150
Cemex 144A 7.75% 4/16/26 #	1,780,000	2,033,650
Cemex Finance 144A 6.00% 4/1/24 #	895,000	948,700
Cliffs Natural Resources 144A 5.75% 3/1/25 #	1,120,000	1,089,200
Freeport-McMoRan 144A 6.875% 2/15/23 #	2,660,000	2,812,950
Hexion 144A 10.375% 2/1/22 #	835,000	860,050
Hudbay Minerals
144A 7.25% 1/15/23 #	165,000	176,344
144A 7.625% 1/15/25 #	1,290,000	1,388,363
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	715,000	808,851
Koppers 144A 6.00% 2/15/25 #	1,585,000	1,664,250
Kraton Polymers
144A 7.00% 4/15/25 #	1,070,000	1,128,850
144A 10.50% 4/15/23 #	1,495,000	1,730,463
Lennar 4.75% 5/30/25	830,000	847,637
M/I Homes 6.75% 1/15/21	1,450,000	1,526,125
NCI Building Systems 144A 8.25% 1/15/23 #	1,465,000	1,604,175
New Gold
144A 6.25% 11/15/22 #	615,000	630,375
144A 7.00% 4/15/20 #	770,000	781,550
Novelis 144A 6.25% 8/15/24 #	1,700,000	1,802,000
Olin 5.125% 9/15/27	1,510,000	1,576,063
PQ 144A 6.75% 11/15/22 #	1,426,000	1,550,760
Steel Dynamics 144A 5.00% 12/15/26 #	1,630,000	1,670,750
Summit Materials
6.125% 7/15/23	1,910,000	2,010,275

NQ-137 [4/17] 6/17 (170310)      1

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Summit Materials
8.50% 4/15/22	315,000	$355,163
US Concrete 6.375% 6/1/24	1,585,000	1,664,250
Vale Overseas 6.25% 8/10/26	2,190,000	2,398,707
Zekelman Industries 144A 9.875% 6/15/23 #	1,750,000	1,981,875
		40,322,614
Capital Goods – 4.07%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	2,190,000	2,269,387
BWAY Holding
144A 5.50% 4/15/24 #	1,370,000	1,388,837
144A 7.25% 4/15/25 #	1,090,000	1,091,363
Flex Acquisition 144A 6.875% 1/15/25 #	1,370,000	1,413,669
Gardner Denver 144A 6.875% 8/15/21 #	2,544,000	2,652,120
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	730,000	801,175
TransDigm 6.375% 6/15/26	2,235,000	2,257,350
		11,873,901
Consumer Cyclical – 6.47%
AMC Entertainment Holdings 144A 6.125% 5/15/27 #	1,420,000	1,453,725
Boyd Gaming 6.375% 4/1/26	2,690,000	2,905,200
JC Penney 8.125% 10/1/19	1,575,000	1,724,625
Landry’s 144A 6.75% 10/15/24 #	1,275,000	1,338,750
Live Nation Entertainment 144A 4.875% 11/1/24 #	1,575,000	1,590,750
MGM Resorts International 4.625% 9/1/26	1,365,000	1,368,413
Mohegan Tribal Gaming Authority 144A
7.875% 10/15/24 #	2,040,000	2,096,100
Penn National Gaming 144A 5.625% 1/15/27 #	1,555,000	1,570,550
Penske Automotive Group 5.50% 5/15/26	2,095,000	2,089,763
Scientific Games International 10.00% 12/1/22	2,535,000	2,755,545
		18,893,421
Consumer Non-Cyclical – 4.48%
Albertsons
144A 5.75% 3/15/25 #	150,000	146,250
144A 6.625% 6/15/24 #	1,645,000	1,686,125
Cott Holdings 144A 5.50% 4/1/25 #	1,500,000	1,530,000
Dean Foods 144A 6.50% 3/15/23 #	1,285,000	1,358,887
JBS USA 144A 5.75% 6/15/25 #	1,665,000	1,727,437
Kronos Acquisition Holdings 144A 9.00% 8/15/23 #	1,680,000	1,709,400
Nature’s Bounty 144A 7.625% 5/15/21 #	1,655,000	1,762,575
Post Holdings
144A 5.00% 8/15/26 #	795,000	793,013
144A 5.75% 3/1/27 #	753,000	784,061

2      NQ-137 [4/17] 6/17 (170310)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Revlon Consumer Products 6.25% 8/1/24	1,630,000	$1,589,250
		13,086,998
Energy – 14.04%
Alta Mesa Holdings 144A 7.875% 12/15/24 #	1,600,000	1,688,000
AmeriGas Partners 5.875% 8/20/26	1,465,000	1,494,300
Antero Resources 5.625% 6/1/23	877,000	906,599
Cheniere Corpus Christi Holdings
144A 5.875% 3/31/25 #	715,000	764,156
144A 7.00% 6/30/24 #	830,000	931,575
Chesapeake Energy
144A 8.00% 12/15/22 #	710,000	750,825
144A 8.00% 1/15/25 #	460,000	456,550
Crestwood Midstream Partners 144A 5.75% 4/1/25 #	1,025,000	1,066,000
Energy Transfer Equity 5.50% 6/1/27	985,000	1,063,800
Genesis Energy
6.00% 5/15/23	855,000	859,275
6.75% 8/1/22	1,090,000	1,126,787
Gulfport Energy 6.625% 5/1/23	1,550,000	1,577,125
Halcon Resources 144A 6.75% 2/15/25 #	795,000	767,175
Hilcorp Energy I
144A 5.00% 12/1/24 #	700,000	659,750
144A 5.75% 10/1/25 #	740,000	721,500
Holly Energy Partners 144A 6.00% 8/1/24 #	930,000	988,125
Laredo Petroleum 6.25% 3/15/23	1,650,000	1,674,750
Murphy Oil 6.875% 8/15/24	2,220,000	2,369,850
Murphy Oil USA 5.625% 5/1/27	1,475,000	1,515,563
Newfield Exploration 5.375% 1/1/26	1,030,000	1,085,363
NuStar Logistics
5.625% 4/28/27	1,435,000	1,482,140
6.75% 2/1/21	750,000	816,563
Oasis Petroleum 6.875% 3/15/22	885,000	900,487
Precision Drilling
6.50% 12/15/21	955,000	971,713
6.625% 11/15/20	660,690	674,003
QEP Resources 6.875% 3/1/21	2,095,000	2,220,700
Sabine Pass Liquefaction 144A 5.00% 3/15/27 #	650,000	687,339
Southwestern Energy
4.10% 3/15/22	740,000	695,600
6.70% 1/23/25	1,465,000	1,465,000
Summit Midstream Holdings 5.75% 4/15/25	990,000	1,007,325
Targa Resources Partners 144A 5.375% 2/1/27 #	2,135,000	2,241,750
Tesoro Logistics 5.25% 1/15/25	1,500,000	1,597,500

NQ-137 [4/17] 6/17 (170310)       3

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Transocean 144A 9.00% 7/15/23 #	1,375,000	$1,472,969
Transocean Proteus 144A 6.25% 12/1/24 #	740,000	758,500
WildHorse Resource Development 144A 6.875% 2/1/25 #	1,580,000	1,520,750
		40,979,407
Financial Services – 1.95%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #●	1,630,000	1,719,650
ASP AMC Merger Sub 144A 8.00% 5/15/25 #	800,000	795,000
E*TRADE Financial 5.875% 12/29/49 ●	1,595,000	1,662,787
Park Aerospace Holdings 144A 5.50% 2/15/24 #	1,435,000	1,521,100
		5,698,537
Healthcare – 7.72%
Air Medical Group Holdings 144A 6.375% 5/15/23 #	1,900,000	1,862,000
Change Healthcare Holdings 144A 5.75% 3/1/25 #	1,580,000	1,627,400
CHS 6.25% 3/31/23	615,000	628,069
DaVita 5.00% 5/1/25	1,945,000	1,964,450
HCA
5.375% 2/1/25	1,815,000	1,894,406
5.875% 2/15/26	1,020,000	1,086,300
7.58% 9/15/25	690,000	777,975
HealthSouth
5.75% 11/1/24	1,750,000	1,791,563
5.75% 9/15/25	875,000	889,219
Hill-Rom Holdings
144A 5.00% 2/15/25 #	590,000	598,850
144A 5.75% 9/1/23 #	1,105,000	1,160,250
IASIS Healthcare 8.375% 5/15/19	628,000	615,440
inVentiv Group Holdings 144A 7.50% 10/1/24 #	900,000	933,750
Mallinckrodt International Finance
144A 5.50% 4/15/25 #	285,000	260,775
144A 5.625% 10/15/23 #	1,030,000	988,800
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	2,200,000	2,370,500
Tenet Healthcare
8.00% 8/1/20	2,040,000	2,086,573
8.125% 4/1/22	970,000	989,400
		22,525,720
Insurance – 2.26%
HUB International 144A 7.875% 10/1/21 #	2,545,000	2,672,632
USI 144A 7.75% 1/15/21 #	1,800,000	1,837,080
USIS Merger Sub 144A 6.875% 5/1/25 #	2,050,000	2,091,000
		6,600,712
Media – 9.84%
Altice Luxembourg 144A 7.75% 5/15/22 #	2,220,000	2,364,300

4      NQ-137 [4/17] 6/17 (170310)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
CCO Holdings
144A 5.50% 5/1/26 #	25,000	$26,297
144A 5.75% 2/15/26 #	1,095,000	1,165,824
144A 5.875% 5/1/27 #	1,480,000	1,578,050
Cequel Communications Holdings I 144A 7.75% 7/15/25 #	725,000	812,000
CSC Holdings 144A 10.875% 10/15/25 #	2,465,000	2,967,244
DISH DBS 7.75% 7/1/26	1,491,000	1,750,061
Gray Television 144A 5.875% 7/15/26 #	2,320,000	2,407,000
Lamar Media 5.75% 2/1/26	1,310,000	1,431,175
Nexstar Broadcasting 144A 5.625% 8/1/24 #	2,270,000	2,332,425
SFR Group 144A 7.375% 5/1/26 #	2,210,000	2,334,313
Sinclair Television Group 144A 5.125% 2/15/27 #	1,465,000	1,461,337
Sirius XM Radio 144A 5.375% 4/15/25 #	1,600,000	1,646,000
Tribune Media 5.875% 7/15/22	1,620,000	1,709,942
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	1,795,000	1,824,169
VTR Finance 144A 6.875% 1/15/24 #	2,745,000	2,923,425
		28,733,562
Real Estate – 0.80%
ESH Hospitality 144A 5.25% 5/1/25 #	2,290,000	2,324,350
		2,324,350
Services – 6.47%
Advanced Disposal Services 144A 5.625% 11/15/24 #	1,665,000	1,717,031
Avis Budget Car Rental 144A 6.375% 4/1/24 #	1,320,000	1,324,950
Cardtronics 144A 5.50% 5/1/25 #	1,165,000	1,194,125
Covanta Holding 5.875% 7/1/25	1,320,000	1,320,000
GEO Group
5.875% 10/15/24	590,000	606,225
6.00% 4/15/26	1,215,000	1,254,487
GW Honos Security 144A 8.75% 5/15/25 #	1,105,000	1,125,719
Herc Rentals
144A 7.50% 6/1/22 #	419,000	457,757
144A 7.75% 6/1/24 #	1,537,000	1,684,936
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	1,635,000	1,671,787
Prime Security Services Borrower 144A 9.25% 5/15/23 #	3,340,000	3,657,300
Team Health Holdings 144A 6.375% 2/1/25 #	1,165,000	1,140,244
United Rentals North America 5.50% 5/15/27	1,680,000	1,732,500
		18,887,061
Technology & Electronics – 3.83%
CDK Global 5.00% 10/15/24	1,515,000	1,552,875
CDW 5.00% 9/1/25	760,000	782,800
CommScope Technologies 144A 5.00% 3/15/27 #	1,290,000	1,304,513
Entegris 144A 6.00% 4/1/22 #	1,480,000	1,548,450

NQ-137 [4/17] 6/17 (170310)      5

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology & Electronics (continued)
Genesys Telecommunications Laboratories 144A
10.00% 11/30/24 #	790,000	$876,999
Infor US 6.50% 5/15/22	1,435,000	1,499,575
Sensata Technologies UK Financing 144A
6.25% 2/15/26 #	1,545,000	1,680,187
Solera 144A 10.50% 3/1/24 #	1,000,000	1,146,250
Symantec 144A 5.00% 4/15/25 #	765,000	792,731
		11,184,380
Telecommunications – 7.51%
CenturyLink
6.75% 12/1/23	1,740,000	1,870,500
7.50% 4/1/24	305,000	332,069
Cincinnati Bell 144A 7.00% 7/15/24 #	2,120,000	2,249,320
Columbus Cable Barbados 144A 7.375% 3/30/21 #	1,035,000	1,117,800
CyrusOne 144A 5.375% 3/15/27 #	1,335,000	1,378,387
Level 3 Financing 5.375% 5/1/25	1,305,000	1,363,725
Radiate Holdco 144A 6.625% 2/15/25 #	1,450,000	1,450,000
Sprint
7.125% 6/15/24	2,290,000	2,496,100
7.875% 9/15/23	640,000	720,000
Sprint Communications 7.00% 8/15/20	1,242,000	1,349,123
Telecom Italia 144A 5.303% 5/30/24 #	595,000	618,056
T-Mobile USA 6.375% 3/1/25	1,145,000	1,254,141
Uniti Group 144A 7.125% 12/15/24 #	2,220,000	2,275,500
Wind Acquisition Finance 144A 7.375% 4/23/21 #	1,105,000	1,151,963
Zayo Group 6.375% 5/15/25	2,120,000	2,300,200
		21,926,884
Transportation – 0.64%
XPO Logistics
144A 6.125% 9/1/23 #	1,110,000	1,169,663
144A 6.50% 6/15/22 #	665,000	706,563
		1,876,226
Utilities – 3.37%
AES
5.50% 4/15/25	1,405,000	1,447,150
6.00% 5/15/26	285,000	301,744
Calpine
5.50% 2/1/24	1,220,000	1,181,875
5.75% 1/15/25	1,625,000	1,580,313
Dynegy
6.75% 11/1/19	715,000	729,300

6      NQ-137 [4/17] 6/17 (170310)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Dynegy
7.375% 11/1/22	765,000	$736,313
144A 8.00% 1/15/25 #	1,170,000	1,076,400
Emera 6.75% 6/15/76 ●	1,335,000	1,476,844
Enel 144A 8.75% 9/24/73 #●	1,108,000	1,299,130
		9,829,069
Total Corporate Bonds (cost $257,383,870)		267,259,278

Loan Agreements – 3.92%«
Accudyne Industries Borrower 1st Lien 4.147% 12/13/19	914,580	911,912
Applied Systems 2nd Lien 7.647% 1/23/22	2,187,132	2,208,091
BJ’s Wholesale Club 2nd Lien 8.50% 1/27/25	1,027,000	1,030,851
Blue Ribbon 1st Lien 5.00% 11/13/21	675,928	632,837
CH Hold 2nd Lien 8.25% 2/1/25	380,000	387,837
Colorado Buyer 2nd Lien 8.25% 3/15/25	735,000	738,675
Kronos 2nd Lien 9.42% 11/1/24	1,670,000	1,740,105
Moran Foods Tranche B 1st Lien 7.00% 12/5/23	409,175	408,748
Optiv Security 2nd Lien 8.25% 2/1/25	760,000	770,133
Russell Investments US Institutional Holdco Tranche B 1st
Lien 6.75% 6/1/23	1,423,679	1,437,915
Summit Midstream Partners Holdings Tranche B 1st Lien
7.022% 5/21/22	735,000	750,619
VC GB Holdings 2nd Lien 9.00% 2/23/25	435,000	430,650
Total Loan Agreements (cost $11,078,711)		11,448,373

	Number of shares
Common Stock – 0.00%
Century Communications =†	4,250,000	0
Total Common Stock (cost $128,662)		0

Preferred Stock – 1.30%
Bank of America 6.50% ●	1,725,000	1,919,063
GMAC Capital Trust I 6.824% ●	73,000	1,858,580
Total Preferred Stock (cost $3,646,500)		3,777,643

NQ-137 [4/17] 6/17 (170310)      7

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)
Short-Term Investments – 2.62%
Repurchase Agreements – 2.62%
Bank of America Merrill Lynch
0.72%, dated 4/28/17, to be repurchased on 5/1/17,
repurchase price $1,888,575 (collateralized by US
government obligations 3.75% 11/15/43;
market value $1,926,231)	1,888,462	$1,888,462
Bank of Montreal
0.68%, dated 4/28/17, to be repurchased on 5/1/17,
repurchase price $3,147,614 (collateralized by US
government obligations 0.00%–3.75%
10/31/17–5/15/45; market value $3,210,386)	3,147,436	3,147,436
BNP Paribas
0.80%, dated 4/28/17, to be repurchased on 5/1/17,
repurchase price $2,613,276 (collateralized by US
government obligations 0.00%–1.875%
8/15/17–2/15/45; market value $2,665,364)	2,613,102	2,613,102
		7,649,000
Total Short-Term Investments (cost $7,649,000)		7,649,000

Total Value of Securities – 99.39%
(cost $279,886,743)		290,134,294
Receivables and Other Assets Net of Liabilities – 0.61%		1,791,530
Net Assets Applicable to 75,710,674 Shares Outstanding – 100.00%		$291,925,824

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2017, the aggregate value of Rule 144A securities was $159,741,077, which represents 54.72% of the Fund’s net assets.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2017, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.
«	Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more US banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at April 30, 2017.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.
●	Variable rate security. Each rate shown is as of April 30, 2017. Interest rates reset periodically.

8      NQ-137 [4/17] 6/17 (170310)

Notes
Delaware High-Yield Opportunities Fund	April 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Income Funds – Delaware High-Yield Opportunities Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At April 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$279,886,743
Aggregate unrealized appreciation of investments	$10,905,220
Aggregate unrealized depreciation of investments	(657,669)
Net unrealized appreciation of investments	$10,247,551

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-137 [4/17] 6/17 (170310)      9

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2017:

Securities	Level 2	Level 3	Total
Assets:
Corporate Debt	$267,259,278	$—	$267,259,278
Loan Agreements	11,448,373	—	11,448,373
Common Stock	—	—	—
Preferred Stock	3,777,643	—	3,777,643
Short-Term Investments	7,649,000	—	7,649,000
Total Value of Securities	$290,134,294	$—	$290,134,294

The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investments in this table.

During the period ended April 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period.

10      NQ-137 [4/17] 6/17 (170310)

(Unaudited)

Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-137 [4/17] 6/17 (170310)      11

Schedule of investments
Delaware Floating Rate Fund	April 30, 2017 (Unaudited)

	Principal amount°	Value (US $)
Collateralized Debt Obligations – 4.72%
AMMC CLO 16
Series 2015-16A AR 144A 2.208% 4/14/29 #●	1,000,000	$999,495
Cedar Funding IV CLO
Series 2014-4A AR 144A 2.386% 7/23/30 #●	1,000,000	999,500
Cedar Funding V CLO
Series 2016-5A A1 144A 2.768% 7/17/28 #●	1,270,000	1,283,740
CIFC Funding
Series 2017-1A A 144A 2.243% 4/23/29 #●	1,000,000	1,003,174
GoldenTree Loan Management US CLO 1
Series 2017-1A A 144A 2.404% 4/20/29 #●	250,000	251,014
Grippen Park CLO
Series 2017-1A A 144A 2.506% 1/20/30 #●	1,000,000	999,464
ICG US CLO
Series 2017-1A A 144A 2.588% 4/28/29 #●	1,000,000	1,004,313
JFIN CLO
Series 2015-2A AX 144A 2.608% 10/19/26 #●	445,833	446,489
KKR Financial CLO
Series 2013-1A A1R 144A 2.448% 4/15/29 #●	1,000,000	999,495
Shackleton CLO
Series 2014-5A A 144A 2.534% 5/7/26 #●	420,000	420,000
Series 2015-8A A1 144A 2.666% 10/20/27 #●	410,000	410,392
Series 2017-10A A 144A 2.312% 4/20/29 #●	1,000,000	1,004,404
Sound Point CLO XV
Series 2017-1A A 144A 2.496% 1/23/29 #●	1,000,000	1,003,175
Telos CLO
Series 2013-4A A 144A 2.458% 7/17/24 #●	2,000,000	2,003,468
Venture XXI CLO
Series 2015-21A A 144A 2.648% 7/15/27 #●	685,000	684,955
Total Collateralized Debt Obligations (cost $13,456,221)		13,513,078

Corporate Bonds – 12.19%
Banking – 3.06%
Banco Santander 3.50% 4/11/22	1,200,000	1,213,830
Barclays 8.25% 12/29/49 ●	500,000	533,183
CoBank 1.731% 6/15/22 ●	75,000	74,868
Credit Suisse Group 144A 6.25% 12/29/49 #●	300,000	313,488
Credit Suisse Group Funding Guernsey 4.55% 4/17/26	1,100,000	1,156,460
ING Groep 3.15% 3/29/22	1,100,000	1,116,137
Lloyds Banking Group 7.50% 4/30/49 ●	300,000	324,000
Popular 7.00% 7/1/19	1,400,000	1,463,000
Royal Bank of Scotland Group 8.625% 12/29/49 ●	270,000	292,140
UBS Group 6.875% 12/29/49 ●	300,000	317,049

NQ-215 [4/17] 6/17 (170310)     1

Schedule of investments
Delaware Floating Rate Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
USB Capital IX 3.50% 10/29/49 ●	440,000	$379,500
Wells Fargo & Co. 2.402% 10/31/23 ●	1,550,000	1,576,435
		8,760,090
Basic Industry – 0.56%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #●	575,000	626,175
Dow Chemical 8.55% 5/15/19	140,000	158,195
Vale Overseas 5.875% 6/10/21	750,000	811,875
		1,596,245
Capital Goods – 1.18%
Builders FirstSource 144A 5.625% 9/1/24 #	750,000	780,937
BWAY Holding 144A 5.50% 4/15/24 #	500,000	506,875
Cemex Finance 144A 6.00% 4/1/24 #	750,000	795,000
Gardner Denver 144A 6.875% 8/15/21 #	500,000	521,250
Reynolds Group Issuer 144A 5.125% 7/15/23 #	750,000	782,812
		3,386,874
Communications – 1.77%
Altice Luxembourg 144A 7.75% 5/15/22 #	500,000	532,500
CCO Holdings 5.75% 9/1/23	1,000,000	1,052,500
CenturyLink 5.80% 3/15/22	225,000	236,250
GTP Acquisition Partners 144A 2.35% 6/15/20 #	185,000	183,461
Level 3 Financing 5.375% 1/15/24	750,000	781,380
SFR Group 144A 7.375% 5/1/26 #	400,000	422,500
VTR Finance 144A 6.875% 1/15/24 #	1,000,000	1,065,000
Zayo Group 6.00% 4/1/23	750,000	800,625
		5,074,216
Consumer Cyclical – 0.37%
INVISTA Finance 144A 4.25% 10/15/19 #	550,000	567,875
Lennar 4.50% 4/30/24	500,000	506,563
		1,074,438
Consumer Non-Cyclical – 1.02%
Becle 144A 3.75% 5/13/25 #	300,000	298,479
CDK Global 5.00% 10/15/24	260,000	266,500
DaVita 5.125% 7/15/24	1,000,000	1,030,005
Prime Security Services Borrower 144A 9.25% 5/15/23 #	500,000	547,500
Tenet Healthcare 8.00% 8/1/20	750,000	767,123
		2,909,607
Electric – 1.23%
Calpine 144A 5.25% 6/1/26 #	750,000	758,437
Dynegy 6.75% 11/1/19	750,000	765,000
Emera 6.75% 6/15/76 ●	200,000	221,250
Enel 144A 8.75% 9/24/73 #●	260,000	304,850
Exelon 3.497% 6/1/22	1,100,000	1,124,086

2      NQ-215 [4/17] 6/17 (170310)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
National Rural Utilities Cooperative Finance
4.75% 4/30/43 ●	355,000	$363,412
		3,537,035
Energy – 0.49%
Murphy Oil USA 6.00% 8/15/23	500,000	527,500
Precision Drilling 6.625% 11/15/20	275,039	280,580
Woodside Finance 144A 8.75% 3/1/19 #	540,000	601,991
		1,410,071
Finance Companies – 1.10%
Air Lease 3.00% 9/15/23	1,100,000	1,083,054
Ally Financial 5.75% 11/20/25	550,000	565,125
International Lease Finance 8.625% 1/15/22	1,220,000	1,499,938
		3,148,117
Insurance – 0.30%
MetLife 5.25% 12/29/49 ●	375,000	390,375
Prudential Financial 5.375% 5/15/45 ●	295,000	311,963
XLIT 3.616% 12/29/49 ●	170,000	144,925
		847,263
Natural Gas – 0.21%
Enterprise Products Operating 7.034% 1/15/68 ●	80,000	83,000
Genesis Energy 5.75% 2/15/21	500,000	508,125
		591,125
Real Estate – 0.18%
GEO Group 5.875% 1/15/22	500,000	522,500
		522,500
Technology – 0.72%
First Data
144A 5.75% 1/15/24 #	750,000	780,937
144A 7.00% 12/1/23 #	500,000	537,350
National Semiconductor 6.60% 6/15/17	310,000	311,956
NXP 144A 4.125% 6/1/21 #	400,000	419,500
		2,049,743
Total Corporate Bonds (cost $34,717,632)		34,907,324

Loan Agreements – 80.79%«
Accudyne Industries Borrower 1st Lien 4.147% 12/13/19	2,825,227	2,816,986
Air Medical Group Holdings Tranche B 1st Lien
4.25% 4/28/22	2,225,302	2,221,130
Albertsons Tranche B 1st Lien 3.993% 8/25/21	1,813,167	1,821,386
Almonde Tranche B 1st Lien 4.50% 4/28/24	3,000,000	2,985,000
Alpha 3 Tranche B1 1st Lien 4.147% 1/25/24	2,490,000	2,507,898

NQ-215 [4/17] 6/17 (170310)      3

Schedule of investments
Delaware Floating Rate Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements« (continued)
Altice US Finance I Tranche B 1st Lien 2.25% 7/14/25	2,000,000	$2,000,500
Amaya Holdings 2nd Lien 8.00% 8/1/22	500,000	503,672
Amaya Holdings Tranche B 1st Lien 4.647% 8/1/21	4,073,006	4,083,824
American Airlines Tranche B 1st Lien 3.494% 12/14/23	1,333,659	1,338,197
Applied Systems 1st Lien 4.397% 1/23/21	248,661	250,656
Applied Systems 2nd Lien 7.647% 1/23/22	2,708,900	2,734,859
ASP AMC Merger Sub 1st Lien 4.50% 4/13/24	2,950,319	2,950,933
ATI Holdings Acquisition Tranche 1st Lien 5.65% 5/10/23	615,350	622,657
BJ’s Wholesale Club 1st Lien 4.75% 1/27/24	1,962,670	1,956,537
BJ’s Wholesale Club 2nd Lien 8.50% 1/27/25	1,232,000	1,236,620
Blue Ribbon 1st Lien 5.00% 11/13/21	1,224,697	1,146,622
Boyd Gaming Tranche B 1st Lien 3.445% 9/15/23	2,992,500	3,010,401
Builders FirstSource 1st Lien 4.069% 2/29/24	2,425,491	2,421,853
BWAY Tranche B 1st Lien 4.233% 3/23/24	2,500,000	2,492,410
Caesars Entertainment Tranche B 1st Lien 2.50% 4/4/24	2,000,000	1,989,166
Caesars Growth Properties Holdings Tranche B 1st Lien
6.25% 5/8/21	2,640,271	2,658,423
Calpine Construction Finance Tranche B 1st Lien
3.24% 5/3/20	243,734	244,648
Calpine Tranche B 1st Lien 3.90% 1/15/23	745,563	749,368
CH Hold 1st Lien 4.00% 2/1/24	486,364	490,214
CH Hold 2nd Lien 8.25% 2/1/25	1,620,000	1,653,413
Change Healthcare Holdings Tranche B 1st Lien
3.75% 3/1/24	3,000,000	3,012,054
Charter Communications Operating 1st Lien
3.232% 1/15/24	517,770	521,006
Charter Communications Operating Tranche E 1st Lien
3.00% 7/1/20	499,900	502,533
Charter Communications Operating Tranche F 1st Lien
3.00% 1/3/21	928,212	933,071
Charter Communications Operating Tranche H 1st Lien
3.00% 1/15/22	172,260	173,133
Chesapeake Energy 1st Lien 8.553% 8/23/21	2,090,000	2,261,553
CityCenter Holdings Tranche B 1st Lien
3.494% 4/18/24	750,000	752,063
3.732% 10/16/20	593,844	596,888
Colorado Buyer 1st Lien 4.00% 3/15/24	1,500,000	1,512,743
Colorado Buyer 2nd Lien 8.25% 3/15/25	1,000,000	1,005,000
Community Health Systems Tranche G 1st Lien
3.804% 12/31/19	2,225,000	2,219,239
Community Health Systems Tranche H 1st Lien
4.054% 1/27/21	109,649	109,078
Constellis Holdings 1st Lien 6.155% 4/21/24	1,500,000	1,486,875
Constellis Holdings 2nd Lien 10.155% 4/21/25	590,000	584,100

4     NQ-215 [4/17] 6/17 (170310)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements« (continued)
CPI Holdco 1st Lien 5.15% 3/21/24	3,000,000	$3,022,500
CSC Holdings Tranche B 1st Lien 2.75% 7/17/25	2,708,656	2,710,560
DaVita Tranche B 1st Lien 3.743% 6/24/21	1,395,538	1,413,102
Dynegy Finance IV Tranche C 1st Lien 4.25% 2/7/24	785,000	785,739
Eldorado Resorts Tranche B 1st Lien 5.25% 3/16/24	2,000,000	2,002,500
ESH Hospitality Tranche B 1st Lien 3.493% 8/30/23	1,789,777	1,800,165
ExamWorks Group Tranche B1 1st Lien 4.232% 7/27/23	1,079,582	1,091,052
First Data 1st Lien
3.672% 4/26/24	1,200,087	1,203,195
3.988% 7/10/22	849,921	855,409
First Eagle Holdings Tranche B 1st Lien
4.656% 12/1/22	2,020,000	2,030,732
4.75% 12/1/22	1,977,040	1,993,722
Flex Acquisition Tranche B 1st Lien 4.398% 12/29/23	260,000	261,885
Flying Fortress Holdings Tranche B 1st Lien
3.397% 10/30/22	775,000	782,266
FMG Resources August 2006 1st Lien 3.75% 6/30/19	1,548,511	1,559,936
Forterra Finance 1st Lien
4.00% 10/25/23	2,000,000	2,002,750
4.672% 10/25/23	1,945,225	1,945,528
Gardner Denver 1st Lien 4.568% 7/30/20	2,860,887	2,864,017
Gates Global 1st Lien 4.25% 7/6/21	858,389	863,955
Gates Global Tranche B 1st Lien 4.408% 3/30/24	1,112,797	1,120,012
Genesys Telecommunications Laboratories Tranche B 1st
Lien 5.158% 1/19/24	932,725	941,119
Genoa a QoL Healthcare 1st Lien 4.897% 10/28/23	995,000	1,001,467
HCA Tranche B8 1st Lien 3.243% 2/15/24	280,298	283,301
HCA Tranche B9 1st Lien 2.993% 3/18/23	2,700,485	2,714,738
Hilton Worldwide Finance Tranche B2 1st Lien
2.991% 10/25/23	2,750,000	2,775,781
Houghton International 1st Lien 4.397% 12/20/19	1,105,937	1,115,960
HUB International Tranche B 1st Lien 4.035% 10/2/20	2,933,849	2,956,387
Hyperion Insurance Group Tranche B 1st Lien
5.50% 4/29/22	1,331,059	1,339,045
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	2,177,342	2,185,055
ICSH Parent 1st Lien 5.00% 4/28/24	2,500,000	2,503,125
Ineos US Finance Tranche B 1st Lien 3.743% 3/31/22	3,603,435	3,632,713
inVentiv Group Holdings Tranche B 1st Lien
4.804% 11/9/23	2,344,125	2,361,157
JBS USA LUX Tranche B 1st Lien 3.483% 10/30/22	2,925,000	2,939,169
JC Penney Tranche B 1st Lien 5.304% 6/23/23	3,454,938	3,451,676
KIK Custom Products Tranche B 1st Lien 5.653% 8/26/22	1,781,470	1,803,460
Kraton Polymers Tranche B 1st Lien 5.00% 1/6/22	925,516	937,771
Kronos 2nd Lien 9.42% 11/1/24	680,000	708,546

NQ-215 [4/17] 6/17 (170310)     5

Schedule of investments
Delaware Floating Rate Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements« (continued)
Kronos Tranche B 1st Lien 5.17% 11/1/23	1,486,275	$1,493,298
Landry’s 1st Lien 3.733% 10/4/23	3,135,846	3,145,367
Las Vegas Sands 1st Lien 2.98% 3/29/24	4,226,554	4,235,138
Level 3 Financing Tranche B 1st Lien 3.241% 2/22/24	3,000,000	3,013,500
MGM Growth Properties Operating Partnership Tranche B
1st Lien 3.493% 4/25/23	1,246,191	1,251,643
Mohegan Tribal Gaming Authority Tranche B 1st Lien
5.00% 10/13/23	1,236,349	1,245,158
Moran Foods Tranche B 1st Lien 7.00% 12/5/23	876,088	875,175
MPH Acquisition Holdings Tranche B 1st Lien
4.897% 6/7/23	2,948,588	2,990,361
Nature’s Bounty 1st Lien 4.647% 5/5/23	1,236,423	1,243,377
ON Semiconductor Tranche B 1st Lien 3.232% 3/31/23	1,159,165	1,166,812
Optiv Security 1st Lien 4.25% 2/1/24	785,000	786,963
Optiv Security 2nd Lien 8.25% 2/1/25	650,000	658,666
Panda Hummel Tranche B1 1st Lien 7.00% 10/27/22	295,000	289,100
Panda Stonewall Tranche B 6.647% 11/13/21	568,000	533,920
Penn National Gaming Tranche B 1st Lien
3.524% 1/19/24	250,000	251,693
PQ 1st Lien 5.25% 11/4/22	1,447,083	1,464,665
Prestige Brands Tranche B 1st Lien 3.743% 1/26/24	717,591	724,468
Prime Security Services Borrower 1st Lien 4.25% 5/2/22	671,629	679,245
Project Alpha Intermediate Holding Tranche B 1st Lien
4.50% 4/26/24	2,000,000	1,998,750
Radiate Holdco 1st Lien 3.993% 2/1/23	1,240,000	1,246,422
Revlon Consumer Products Tranche B 1st Lien
4.482% 9/7/23	2,237,516	2,245,756
Reynolds Group Holdings Tranche B 1st Lien
3.993% 2/5/23	1,504,910	1,514,085
Rite Aid 2nd Lien 5.75% 8/21/20	1,500,000	1,507,687
RPI Finance Trust Tranche B6 1st Lien 3.153% 3/27/23	2,400,000	2,412,374
Russell Investments US Institutional Holdco Tranche B 1st
Lien 6.75% 6/1/23	3,922,628	3,961,854
Sable International Finance Tranche B 1st Lien
5.743% 1/3/23	1,925,000	1,940,641
SAM Finance Tranche B 1st Lien 4.387% 12/17/20	981,717	990,921
Scientific Games International Tranche B3 1st Lien
4.994% 10/1/21	1,576,342	1,600,972
SFR Group Tranche B 1st Lien 3.944% 6/22/25	1,975,000	1,970,268
SFR Group Tranche B10 1st Lien 4.422% 1/31/25	890,525	892,195
Sinclair Television Group Tranche B2 1st Lien
3.25% 1/3/24	598,500	600,680
Spectrum Brands Tranche B 1st Lien 2.986% 6/23/22	892,003	898,569
Sprint Communications Tranche B 1st Lien 3.50% 2/2/24	5,760,000	5,771,399

6     NQ-215 [4/17] 6/17 (170310)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements« (continued)
StandardAero Aviation Holdings 1st Lien
4.75% 7/7/22	1,500,000	$1,504,687
5.25% 7/7/22	576,225	579,916
Station Casinos Tranche B 1st Lien 5.00% 6/8/23	1,500,000	1,503,594
Summit Materials Tranche B1 1st Lien 3.732% 7/17/22	574,763	581,229
Summit Midstream Partners Holdings Tranche B 1st Lien
7.022% 5/21/22	1,500,000	1,531,875
Team Health Holdings Tranche B 1st Lien 3.75% 2/6/24	3,250,000	3,236,594
Telenet Financing USD Tranche A1 1st Lien
2.75% 6/30/25	2,015,000	2,022,808
Telenet Financing USD Tranche B 1st Lien
3.965% 1/31/25	1,705,000	1,715,124
TKC Holdings 1st Lien 4.75% 2/1/23	2,000,000	2,020,938
TransDigm Tranche E 1st Lien 4.147% 5/14/22	919,855	920,430
TransDigm Tranche F 1st Lien 3.993% 6/9/23	1,675,322	1,674,799
Tribune Media Tranche B 1st Lien 3.993% 12/27/20	501,849	506,789
Tribune Media Tranche C 1st Lien 3.993% 1/27/24	500,000	504,922
Tronox Pigments Holland Tranche B 1st Lien
4.647% 3/19/20	2,129,469	2,143,293
Uniti Group 1st Lien 4.00% 10/24/22	2,707,362	2,713,102
Univar USA Tranche B 1st Lien 4.25% 7/1/22	2,024,201	2,032,298
Univision Communications Tranche C 1st Lien
3.75% 3/15/24	2,719,241	2,703,568
UPC Financing Partnership Tranche AP 1st Lien
3.744% 4/15/25	2,250,000	2,260,969
USI Tranche B 1st Lien
3.00% 4/6/24	3,000,000	2,989,689
4.25% 12/27/19	1,866,064	1,870,147
USIC Holdings 1st Lien 5.17% 12/9/23	1,945,125	1,964,273
VC GB Holdings 1st lien 4.75% 2/23/24	1,078,000	1,086,085
VC GB Holdings 2nd Lien 9.00% 2/23/25	1,500,000	1,485,000
Virgin Media Bristol Tranche I 1st Lien 3.744% 1/31/25	820,000	823,997
Western Digital 1st Lien 3.743% 4/29/23	2,988,750	3,016,396
WideOpenWest Finance Tranche B 1st Lien
4.554% 8/19/23	1,184,054	1,193,231
Windstream Services 1st Lien 4.20% 2/8/24	1,787,832	1,795,282
Windstream Services Tranche B6 1st Lien 5.00% 3/30/21	1,263,990	1,278,472
Zayo Group Tranche B2 1st Lien 3.50% 1/19/24	178,741	180,124
Zekelman Industries Tranche B 1st Lien 4.906% 6/14/21	1,457,434	1,476,562
Total Loan Agreements (cost $229,500,801)		231,433,519

NQ-215 [4/17] 6/17 (170310)     7

Schedule of investments
Delaware Floating Rate Fund (Unaudited)

	Number of shares	Value (US $)
Preferred Stock – 0.94%
General Electric 5.00% ●	864,000	$912,384
Integrys Holdings 6.00% ●	14,900	406,211
USB Realty 144A 2.305% #●	1,600,000	1,372,000
Total Preferred Stock (cost $2,649,323)		2,690,595

	Principal amount°
Short-Term Investments – 11.94%
Repurchase Agreements – 11.94%
Bank of America Merrill Lynch
0.72%, dated 4/28/17, to be repurchased on 5/1/17,
repurchase price $8,447,108 (collateralized by US
government obligations 3.75% 11/15/43;
market value $8,615,533)	8,446,601	8,446,601
Bank of Montreal
0.68%, dated 4/28/17, to be repurchased on 5/1/17,
repurchase price $14,078,466 (collateralized by US
government obligations 0.00%–3.75%
10/31/17–5/15/45; market value $14,359,226)	14,077,668	14,077,668
BNP Paribas
0.80%, dated 4/28/17, to be repurchased on 5/1/17,
repurchase price $11,688,510 (collateralized by US
government obligations 0.00%–1.875%
8/15/17–2/15/45; market value $11,921,485)	11,687,731	11,687,731
Total Short-Term Investments (cost $34,212,000)		34,212,000

Total Value of Securities – 110.58%
(cost $314,535,977)		316,756,516
Liabilities Net of Receivables and Other Assets – (10.58%)		(30,307,703)
Net Assets Applicable to 34,173,409 Shares Outstanding – 100.00%		$286,448,813

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2017, the aggregate value of Rule 144A securities was $26,231,995, which represents 9.16% of the Fund’s net assets.

«

Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more US banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at April 30, 2017.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
●	Variable rate security. Each rate shown is as of April 30, 2017. Interest rates reset periodically.

8     NQ-215 [4/17] 6/17 (170310)

(Unaudited)

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at April 30, 2017:

				Unrealized
	Principal			Appreciation
Borrower	Amount	Cost	Value	(Depreciation)
CH Hold 1st Lien
1.5% 2/1/24	$48,636	$48,514	$49,021	$507

The following swap contracts were outstanding at April 30, 2017:

Swap Contracts

Interest Rate Swap Contracts1

		Fixed	Variable
		Interest Rate	Interest Rate		Unrealized
Counterparty & Swap		Paid	Paid	Termination	Appreciation
Referenced Obligation	Notional Value[2]	(Received)	(Received)	Date	(Depreciation)[3]
CME - BAML 3 yr IRS	9,750,000	1.644%	(1.156%)	4/21/20	$21,518
CME - BAML 7 yr IRS	7,855,000	1.416%	(1.150%)	4/6/23	270,018
LCH - BAML 7 yr IRS	3,700,000	2.005%	(1.156%)	4/21/24	18,909
					$310,445

The use of swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

2Notional value shown is stated in US dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(3,895).

NQ-215 [4/17] 6/17 (170310)     9

Schedule of investments
Delaware Floating Rate Fund (Unaudited)

Summary of abbreviations:
BAML – Bank of America Merrill Lynch
BNP – BNP Paribas
CLO – Collateralized Loan Obligation
CME – Chicago Mercantile Exchange Inc.
IRS – Interest Rate Swap
LCH – London Clearing House
yr – Year

10     NQ-215 [4/17] 6/17 (170310)

Notes
Delaware Floating Rate Fund	April 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Income Funds – Delaware Floating Rate Fund. This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At April 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$314,535,977
Aggregate unrealized appreciation of investments	$2,703,647
Aggregate unrealized depreciation of investments	(483,108)
Net unrealized appreciation of investments	$2,220,539

NQ-215 [4/17] 6/17 (170310)     11

(Unaudited)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

12     NQ-215 [4/17] 6/17 (170310)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2017:

Securities	Level 2	Level 3	Total
Assets:
Corporate Debt	$48,420,402	$—	$48,420,402
Loan Agreements[1]	230,610,499	823,020	231,433,519
Preferred Stock	2,690,595	—	2,690,595
Short-Term Investments	34,212,000	—	34,212,000
Total Value of Securities	$315,933,496	$823,020	$316,756,516
Derivatives:
Swap Contracts	$310,445	$—	$310,445

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	99.64%	0.36%	100.00%

During the period ended April 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2017, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-215 [4/17] 6/17 (170310)     13

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: